Shareholder Fees - FidelitySAIEnhancedMunicipalIncomeFund-PRO	Mar. 07, 2025 USD ($)
FidelitySAIEnhancedMunicipalIncomeFund-PRO | Fidelity SAI Enhanced Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none